Payments, by Project - 12 months ended Dec. 31, 2023 - CAD ($)		Taxes	Royalties	Fees	Bonuses	Infrastructure	Total Payments
Total		$ 2,693,580,000	$ 3,083,680,000	$ 81,740,000	$ 6,700,000	$ 13,600,000	$ 5,879,300,000
Corporate [Member]
Total		2,299,760,000		450,000			2,300,210,000
Christina Lake [Member]
Total		17,140,000	1,506,470,000	5,840,000	2,010,000	9,400,000	1,540,860,000
Foster Creek [Member]
Total		18,290,000	1,079,100,000	2,350,000	590,000	2,400,000	1,102,730,000
Liwan Gas Project [Member]
Total	[1]	234,300,000	82,260,000				316,560,000
Lloydminster Thermal Projects [Member]
Total		57,470,000	141,620,000	1,650,000	2,140,000	$ 1,800,000	204,680,000
Sunrise [Member]
Total		9,360,000	77,180,000	3,060,000	1,390,000		90,990,000
Kaybob-Edson [Member]
Total		7,680,000	50,040,000	5,550,000			63,270,000
Conventional Heavy Oil [Member]
Total		26,800,000	27,140,000	3,710,000			57,650,000
White Rose Oil Field [Member]
Total		230,000	14,900,000	40,190,000			55,320,000
Clearwater [Member]
Total		10,580,000	30,500,000	7,770,000	140,000		48,990,000
Elmworth-Wapiti [Member]
Total		7,640,000	30,440,000	8,390,000			46,470,000
Rainbow Lake Development [Member]
Total		$ 4,330,000	34,960,000				39,290,000
Pelican Lake [Member]
Total			6,340,000				6,340,000
Tucker Thermal Project [Member]
Total			1,340,000	640,000			1,980,000
Telephone Lake [Member]
Total				1,200,000	$ 430,000		1,630,000
Terra Nova Oil Field [Member]
Total			$ 1,390,000				1,390,000
Narrows Lake [Member]
Total				580,000			580,000
Block 29/26 [Member]
Total	[1]			230,000			230,000
Block 15/33 [Member]
Total	[1]			100,000			100,000
Block 16/25 [Member]
Total	[1]			$ 30,000			$ 30,000

[1]
(5) Includes payments made in foreign currencies. Where payments have been made in a local currency they have been converted to Canadian dollars using the prevailing exchange rate at the time of payment. The average exchange rates for the period were:
   - $1 CAD: $0.741 USD
   - $1 CAD: 5.244 RMB